Commitments, Guarantees and Pledged Assets - Summary of Contract Amounts of Credit-Related Arrangements (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of commitments and contingencies [Line Items]
Cash collateral on securities lent	$ 1,822	$ 2,731
Personal, home equity, and credit card lines [member] | Unutilized credit commitments [member]
Disclosure of commitments and contingencies [Line Items]
Capital commitment	$ 122,000	$ 116,500